Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
ANZ Group Holdings Ltd.	232,796	$5,281,622
APA Group	92,613	561,824
Aristocrat Leisure Ltd.	44,719	1,709,186
ASX Ltd.	14,457	551,120
BHP Group Ltd.	402,856	11,023,338
Brambles Ltd.	107,348	1,691,739
CAR Group Ltd.	27,565	628,278
Cochlear Ltd.	5,520	1,008,809
Coles Group Ltd.	109,327	1,598,154
Commonwealth Bank of Australia	133,611	13,353,271
Computershare Ltd.	40,842	960,182
CSL Ltd.	38,639	4,715,397
Evolution Mining Ltd.	159,253	1,239,987
Fortescue Ltd.	135,566	1,905,323
Goodman Group	159,722	3,108,535
Insurance Australia Group Ltd.	191,636	973,432
Lottery Corp. Ltd. (The)	168,289	602,859
Lynas Rare Earths Ltd.(a)	73,273	698,481
Macquarie Group Ltd.	28,976	3,742,703
Medibank Pvt Ltd.	209,707	652,139
National Australia Bank Ltd.	241,614	6,352,726
Northern Star Resources Ltd.	107,300	1,929,284
Origin Energy Ltd.	132,493	1,014,189
Pro Medicus Ltd.(b)	4,486	784,428
Qantas Airways Ltd.	72,035	471,476
QBE Insurance Group Ltd.	119,822	1,511,090
REA Group Ltd.	3,898	500,633
Rio Tinto Ltd.	29,371	2,547,837
Santos Ltd.	265,066	1,118,748
Scentre Group	429,416	1,148,043
SGH Ltd.	15,557	482,124
Sigma Healthcare Ltd.(b)	310,259	585,244
Sonic Healthcare Ltd.	34,260	523,800
South32 Ltd.	350,537	742,769
Stockland	189,119	745,717
Suncorp Group Ltd.	81,669	938,375
Telstra Group Ltd.	311,560	1,004,602
Transurban Group	254,187	2,485,897
Vicinity Ltd.	297,575	479,721
Washington H Soul Pattinson & Co. Ltd.	27,323	677,103
Wesfarmers Ltd.	90,244	4,842,845
Westpac Banking Corp.	270,199	6,655,506
WiseTech Global Ltd.	16,310	781,109
Woodside Energy Group Ltd.	153,928	2,517,606
Woolworths Group Ltd.	93,520	1,796,601
Xero Ltd.(a)	12,998	1,043,042
		99,686,894
Austria — 0.1%
Erste Group Bank AG	25,505	2,787,837
OMV AG	11,036	610,635
Raiffeisen Bank International AG	10,643	432,494
Verbund AG	5,109	376,694
		4,207,660
Belgium — 0.3%
Ageas SA	12,996	887,925
Anheuser-Busch InBev SA	78,368	4,831,023
Argenx SE(a)	4,822	4,395,709
D'ieteren Group	1,758	306,189
Elia Group SA, Class B	3,927	474,286
Financiere de Tubize SA	1,620	395,295
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert NV	8,482	$733,654
KBC Group NV	18,716	2,303,982
Lotus Bakeries NV	19	170,729
Sofina SA	1,073	302,635
Syensqo SA	5,614	458,292
UCB SA	9,333	2,608,702
		17,868,421
Canada — 3.3%
Agnico Eagle Mines Ltd.	39,361	6,862,438
Alamos Gold Inc., Class A	33,441	1,254,411
Alimentation Couche-Tard Inc.	60,137	3,273,980
AltaGas Ltd.	21,545	666,107
ARC Resources Ltd.	52,092	928,930
AtkinsRealis Group Inc.	13,201	824,679
Bank of Montreal	56,992	7,192,872
Bank of Nova Scotia (The)	98,858	6,852,749
Barrick Mining Corp.	138,304	5,731,285
BCE Inc.	6,038	142,022
Bombardier Inc., Class B(a)(b)	6,990	1,151,153
Brookfield Asset Management Ltd., Class A	32,703	1,722,849
Brookfield Corp., Class A	163,104	7,669,372
Brookfield Renewable Corp.	10,894	451,913
CAE Inc.(a)	24,224	651,255
Cameco Corp.	35,874	3,183,209
Canadian Imperial Bank of Commerce	74,627	6,432,303
Canadian National Railway Co.	42,539	4,079,324
Canadian Natural Resources Ltd.	166,484	5,626,705
Canadian Pacific Kansas City Ltd.	73,462	5,334,662
Canadian Tire Corp. Ltd., Class A, NVS	4,349	530,084
Canadian Utilities Ltd., Class A, NVS	10,145	307,591
CCL Industries Inc., Class B, NVS	11,498	704,139
Celestica Inc.(a)	9,148	3,141,657
Cenovus Energy Inc.	108,843	1,944,446
CGI Inc.	16,232	1,440,663
Constellation Software Inc.	1,639	4,011,149
Descartes Systems Group Inc. (The)(a)	7,299	600,498
Dollarama Inc.	21,474	3,087,910
Element Fleet Management Corp.	35,089	933,313
Emera Inc.	22,975	1,121,911
Empire Co. Ltd., NVS	12,973	480,320
Enbridge Inc.	172,572	8,420,827
Fairfax Financial Holdings Ltd.	1,557	2,676,130
First Quantum Minerals Ltd.(a)	58,033	1,314,770
FirstService Corp.	3,013	472,524
Fortis Inc./Canada	41,147	2,162,098
Franco-Nevada Corp.	14,909	3,136,070
George Weston Ltd.	13,078	900,847
GFL Environmental Inc.	18,959	863,123
Gildan Activewear Inc.	13,989	781,310
Great-West Lifeco Inc.	22,669	1,048,732
Hydro One Ltd.(c)	25,246	991,449
iA Financial Corp. Inc.	8,073	945,629
IGM Financial Inc.	6,750	276,048
Imperial Oil Ltd.	15,106	1,494,440
Intact Financial Corp.	13,822	2,818,404
Ivanhoe Mines Ltd., Class A(a)(b)	59,100	617,453
Keyera Corp.	17,075	552,651
Kinross Gold Corp.	96,004	2,702,635
Loblaw Companies Ltd.	51,483	2,289,832
Lundin Gold Inc.(b)	8,634	727,074
Lundin Mining Corp.	51,423	962,629
Magna International Inc.	21,445	1,047,352

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Manulife Financial Corp.	134,647	$4,744,369
Metro Inc./CN	18,248	1,316,776
National Bank of Canada	30,909	3,740,399
Nutrien Ltd.	38,896	2,263,981
Open Text Corp.	20,265	680,696
Pan American Silver Corp.	33,592	1,534,110
Pembina Pipeline Corp.	45,130	1,759,729
Power Corp. of Canada	45,592	2,318,016
RB Global Inc.	13,992	1,375,420
Restaurant Brands International Inc.	24,863	1,802,476
Rogers Communications Inc., Class B, NVS	26,480	1,035,931
Royal Bank of Canada	112,444	17,337,514
Saputo Inc.	19,194	543,220
Shopify Inc., Class A(a)	96,989	15,394,562
Stantec Inc.	8,414	811,867
Sun Life Financial Inc.	43,582	2,577,901
Suncor Energy Inc.	98,691	4,421,656
TC Energy Corp.	80,400	4,396,124
Teck Resources Ltd., Class B	35,227	1,511,349
TELUS Corp.	33,109	435,467
TFI International Inc.	6,215	544,849
Thomson Reuters Corp.(b)	12,781	1,731,327
TMX Group Ltd.	20,697	760,374
Toromont Industries Ltd.(b)	6,190	724,799
Toronto-Dominion Bank (The)	135,219	11,356,867
Tourmaline Oil Corp.	26,314	1,207,004
Wheaton Precious Metals Corp.	36,129	3,976,788
Whitecap Resources Inc.	97,938	817,873
WSP Global Inc.	9,777	1,716,686
		218,376,056
China — 0.0%
CK Hutchison Holdings Ltd.	201,000	1,417,920
Wharf Holdings Ltd. (The)(b)	52,000	157,832
		1,575,752
Denmark — 0.5%
AP Moller - Maersk A/S, Class A	293	587,746
AP Moller - Maersk A/S, Class B, NVS(b)	368	736,384
Carlsberg A/S, Class B	7,400	920,214
Coloplast A/S, Class B	10,328	932,640
Danske Bank A/S	50,158	2,303,861
Demant A/S(a)	8,274	281,989
DSV A/S	15,950	3,642,753
Genmab A/S(a)	5,270	1,693,168
Novo Nordisk A/S, Class B	255,307	12,643,536
Novonesis Novozymes B, Class B	28,056	1,751,294
Orsted A/S(a)(c)	43,742	931,655
Pandora A/S	7,356	880,259
Rockwool AS, Class B	6,599	223,077
Tryg A/S	27,063	670,373
Vestas Wind Systems A/S	79,485	1,889,517
		30,088,466
Finland — 0.2%
Elisa OYJ	10,627	465,847
Fortum OYJ	33,578	690,155
Kesko OYJ, Class B	20,217	431,074
Kone OYJ, Class B	27,454	1,868,249
Metso OYJ	50,682	837,696
Neste OYJ	31,745	613,748
Nokia OYJ	447,581	2,725,823
Orion OYJ, Class B	8,010	573,440
Sampo OYJ, Class A	196,414	2,310,190
Security	Shares	Value
Finland (continued)
Stora Enso OYJ, Class R	44,088	$518,826
UPM-Kymmene OYJ	43,530	1,188,392
Wartsila OYJ Abp	40,183	1,304,289
		13,527,729
France — 2.6%
Accor SA	15,433	835,202
Aeroports de Paris SA	2,122	311,218
Air Liquide SA	45,745	8,766,918
Airbus SE	47,246	11,111,899
Alstom SA(a)	28,720	753,815
Amundi SA(c)	4,649	372,179
ArcelorMittal SA	39,777	1,723,882
AXA SA	140,846	6,363,104
BioMerieux	3,091	387,281
BNP Paribas SA	79,050	6,757,094
Bollore SE	68,524	380,548
Bouygues SA	17,261	862,489
Bureau Veritas SA	25,617	819,591
Capgemini SE	12,670	1,985,167
Carrefour SA	46,999	723,715
Cie de Saint-Gobain SA	35,467	3,539,852
Cie Generale des Etablissements Michelin SCA	53,827	1,761,856
Covivio SA/France	4,019	259,638
Credit Agricole SA	92,393	1,771,120
Danone SA	51,701	4,621,747
Dassault Aviation SA	1,793	563,981
Dassault Systemes SE	52,971	1,483,670
Edenred SE	18,701	401,038
Eiffage SA	6,121	845,786
Engie SA	144,310	3,672,152
EssilorLuxottica SA	23,369	8,381,867
Eurofins Scientific SE	10,191	694,144
Euronext NV(c)	6,511	997,721
FDJ UNITED	7,436	209,553
Gecina SA	3,427	317,705
Getlink SE	33,423	604,548
Hermes International SCA	2,484	6,061,814
Ipsen SA	2,771	400,066
Kering SA	5,959	2,029,282
Klepierre SA	16,157	628,962
Legrand SA	19,722	2,992,093
L'Oreal SA	19,237	8,390,904
LVMH Moet Hennessy Louis Vuitton SE	19,860	14,678,992
Orange SA	147,758	2,435,651
Pernod Ricard SA	16,102	1,451,520
Publicis Groupe SA	18,129	1,769,418
Renault SA	14,690	588,868
Rexel SA	17,585	670,181
Safran SA	28,619	9,620,613
Sanofi SA	89,966	8,972,975
Sartorius Stedim Biotech	2,062	496,928
Schneider Electric SE	43,429	11,686,982
Societe Generale SA	56,826	3,956,820
Sodexo SA	6,559	346,908
STMicroelectronics NV	51,782	1,192,882
Thales SA	7,792	2,040,683
TotalEnergies SE	157,867	10,385,555
Unibail-Rodamco-Westfield, New	9,427	1,001,336
Veolia Environnement SA	53,697	1,827,437
Vinci SA	39,678	5,630,776
		171,538,126

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 2.3%
adidas AG	13,480	$2,510,766
Allianz SE, Registered	30,845	13,314,420
BASF SE	69,830	3,641,732
Bayer AG, Registered	77,151	2,729,500
Bayerische Motoren Werke AG	24,573	2,511,680
Beiersdorf AG	7,442	800,282
Brenntag SE	11,523	660,569
Commerzbank AG(b)	61,283	2,404,642
Continental AG	8,094	602,526
Covestro AG, NVS(a)	13,857	995,475
CTS Eventim AG & Co. KGaA	4,881	477,920
Daimler Truck Holding AG	43,153	1,826,666
Delivery Hero SE, Class A(a)(c)	15,793	368,219
Deutsche Bank AG, Registered	154,120	5,464,453
Deutsche Boerse AG	15,077	4,030,081
Deutsche Lufthansa AG, Registered	50,459	484,538
Deutsche Post AG, Registered	79,650	4,145,332
Deutsche Telekom AG, Registered	292,882	9,444,793
E.ON SE	177,349	3,158,984
Evonik Industries AG	20,297	312,383
Fresenius Medical Care AG	15,355	733,943
Fresenius SE & Co. KGaA	35,059	1,925,903
GEA Group AG	11,517	780,366
Hannover Rueck SE	4,473	1,344,873
Heidelberg Materials AG	10,682	2,742,922
Henkel AG & Co. KGaA	7,772	583,443
Hensoldt AG(b)	5,072	402,439
HOCHTIEF AG	1,257	444,969
Infineon Technologies AG	103,522	4,370,215
Knorr-Bremse AG	5,431	576,103
LEG Immobilien SE	5,477	411,479
Mercedes-Benz Group AG	58,432	3,945,906
Merck KGaA	10,343	1,394,074
MTU Aero Engines AG	4,028	1,648,087
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	10,560	6,655,107
Nemetschek SE	4,284	478,766
QIAGEN NV	16,533	789,194
Rational AG	358	267,631
Rheinmetall AG	3,643	6,230,947
RWE AG	47,494	2,412,237
SAP SE	83,078	20,055,856
Scout24 SE(c)	6,813	696,847
Siemens AG, Registered	60,454	16,032,614
Siemens Energy AG(a)	61,770	8,271,139
Siemens Healthineers AG(c)	26,883	1,337,090
Symrise AG, Class A	10,828	896,287
Talanx AG(a)	4,846	629,697
Vonovia SE	58,681	1,776,459
Zalando SE(a)(c)	16,774	451,860
		148,171,414
Hong Kong — 0.5%
AIA Group Ltd.	853,000	8,884,746
BOC Hong Kong Holdings Ltd.	315,500	1,523,175
CK Asset Holdings Ltd.	165,500	850,952
CK Infrastructure Holdings Ltd.	42,500	294,590
CLP Holdings Ltd.	148,000	1,294,430
Futu Holdings Ltd., ADR	4,496	762,791
Galaxy Entertainment Group Ltd., Class L	164,000	850,953
Hang Seng Bank Ltd.	64,100	1,255,143
Henderson Land Development Co. Ltd.	112,000	423,249
HKT Trust & HKT Ltd., Class SS	319,000	488,067
Security	Shares	Value
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.(b)	991,589	$923,390
Hong Kong Exchanges & Clearing Ltd.	76,500	4,068,308
Hongkong Land Holdings Ltd.	96,700	614,601
Jardine Matheson Holdings Ltd.	12,500	820,939
Link REIT	205,760	977,294
MTR Corp. Ltd.(b)	149,500	593,665
Power Assets Holdings Ltd.	123,500	826,286
Sands China Ltd.	154,400	422,111
Sino Land Co. Ltd.(b)	226,000	303,566
SITC International Holdings Co. Ltd.	42,000	144,410
Sun Hung Kai Properties Ltd.	132,000	1,676,445
Swire Pacific Ltd., Class A	28,500	244,686
Techtronic Industries Co. Ltd.	136,000	1,599,513
WH Group Ltd.(c)	682,500	714,736
Wharf Real Estate Investment Co. Ltd.	114,000	360,886
		30,918,932
Ireland — 0.1%
AIB Group PLC	159,851	1,644,772
Bank of Ireland Group PLC	80,958	1,499,486
Kerry Group PLC, Class A	13,081	1,214,324
Kingspan Group PLC	11,579	993,994
Ryanair Holdings PLC	67,442	2,208,292
		7,560,868
Israel — 0.2%
Azrieli Group Ltd.	3,141	319,135
Bank Hapoalim BM	101,390	2,194,689
Bank Leumi Le-Israel BM	116,367	2,440,364
Check Point Software Technologies Ltd.(a)(b)	7,790	1,454,938
CyberArk Software Ltd.(a)	3,567	1,635,791
Elbit Systems Ltd.	2,027	950,989
ICL Group Ltd.	72,291	400,690
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	88,209	923,765
Mizrahi Tefahot Bank Ltd.	10,666	747,157
Monday.com Ltd.(a)(b)	2,884	414,892
Nice Ltd.(a)	4,647	486,295
Nova Ltd.(a)	2,342	734,766
Phoenix Financial Ltd.	18,018	725,499
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	93,134	2,504,373
Wix.com Ltd.(a)(b)	4,070	389,540
		16,322,887
Italy — 0.8%
Banca Mediolanum SpA	17,936	384,330
Banca Monte dei Paschi di Siena SpA	157,224	1,487,463
Banco BPM SpA	93,117	1,342,104
BPER Banca SpA	116,417	1,402,911
Buzzi SpA	6,233	384,452
CNH Industrial NV	76,308	719,584
Davide Campari-Milano NV	54,886	374,677
Enel SpA	642,862	6,643,355
Eni SpA	174,332	3,259,749
Ferrari NV	9,916	3,895,229
FinecoBank Banca Fineco SpA	51,855	1,275,532
Generali	67,777	2,690,437
Infrastrutture Wireless Italiane SpA(c)	26,334	241,166
Intesa Sanpaolo SpA	1,131,504	7,340,056
Leonardo SpA	31,707	1,737,847
Moncler SpA	17,595	1,189,157
Nexi SpA(c)	54,653	255,574
Poste Italiane SpA(c)	39,704	950,393
Prysmian SpA	21,132	2,120,839

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	7,875	$465,690
Snam SpA	151,182	1,005,836
Stellantis NV	154,607	1,654,914
Telecom Italia SpA/Milano(a)	776,603	437,842
Tenaris SA, NVS	35,726	718,728
Terna - Rete Elettrica Nazionale	105,201	1,109,406
UniCredit SpA	111,372	8,290,830
Unipol Assicurazioni SpA	29,817	684,791
		52,062,892
Japan — 5.5%
Advantest Corp.	60,800	8,090,081
Aeon Co. Ltd.	180,300	3,264,474
AGC Inc.	8,300	287,203
Aisin Corp.	31,300	557,410
Ajinomoto Co. Inc.	69,000	1,601,032
ANA Holdings Inc.	4,800	90,566
Asahi Group Holdings Ltd.	121,000	1,403,509
Asahi Kasei Corp.	120,100	1,003,118
Asics Corp.	45,200	1,082,666
Astellas Pharma Inc.	150,900	1,897,479
Bandai Namco Holdings Inc.	44,900	1,317,553
Bridgestone Corp.	41,300	1,937,914
Canon Inc.	70,900	2,086,019
Capcom Co. Ltd.(b)	29,500	721,294
Central Japan Railway Co.	62,500	1,707,943
Chiba Bank Ltd. (The)	36,300	382,635
Chubu Electric Power Co. Inc.	59,400	928,400
Chugai Pharmaceutical Co. Ltd.	53,100	2,843,298
Dai Nippon Printing Co. Ltd.	37,600	635,916
Daifuku Co. Ltd.	27,400	866,698
Dai-ichi Life Holdings Inc.	296,500	2,313,250
Daiichi Sankyo Co. Ltd.	139,200	3,430,860
Daikin Industries Ltd.	22,400	2,908,916
Daito Trust Construction Co. Ltd.	15,500	296,510
Daiwa House Industry Co. Ltd.	41,700	1,423,270
Daiwa Securities Group Inc.	129,200	1,071,828
Denso Corp.	155,100	2,042,209
Disco Corp.	7,500	2,091,534
East Japan Railway Co.	70,400	1,819,875
Ebara Corp.	37,400	980,969
Eisai Co. Ltd.	25,600	802,910
ENEOS Holdings Inc.	230,400	1,518,405
FANUC Corp.	70,800	2,269,278
Fast Retailing Co. Ltd.	15,400	5,626,451
Fuji Electric Co. Ltd.	6,900	481,697
FUJIFILM Holdings Corp.	96,300	2,067,556
Fujikura Ltd.	19,700	2,279,845
Fujitsu Ltd.	134,000	3,555,183
Hankyu Hanshin Holdings Inc.	20,700	519,716
Hikari Tsushin Inc.	1,200	333,984
Hitachi Ltd.	367,100	11,690,640
Honda Motor Co. Ltd.	318,500	3,211,759
Hoya Corp.	27,200	4,085,961
Hulic Co. Ltd.	32,000	352,959
Idemitsu Kosan Co. Ltd.	73,000	540,851
IHI Corp.	72,100	1,286,593
Inpex Corp.	71,600	1,527,233
Isuzu Motors Ltd.	37,900	580,790
ITOCHU Corp.	97,000	5,817,971
Japan Airlines Co. Ltd.	4,200	78,332
Japan Exchange Group Inc.	71,600	818,158
Japan Post Bank Co. Ltd.	149,400	1,797,940
Security	Shares	Value
Japan (continued)
Japan Post Holdings Co. Ltd.	158,200	$1,553,986
Japan Post Insurance Co. Ltd.	11,000	305,976
Japan Tobacco Inc.	98,200	3,693,839
JFE Holdings Inc.	42,000	515,263
JX Advanced Metals Corp.	45,100	483,024
Kajima Corp.	34,000	1,267,500
Kansai Electric Power Co. Inc. (The)	71,800	1,227,524
Kao Corp.	34,700	1,403,143
Kawasaki Heavy Industries Ltd.	10,800	684,039
Kawasaki Kisen Kaisha Ltd.	31,300	416,736
KDDI Corp.	232,300	3,996,522
Keyence Corp.	15,700	5,344,426
Kikkoman Corp.(b)	43,500	398,106
Kioxia Holdings Corp.(a)	10,900	661,579
Kirin Holdings Co. Ltd.	65,800	1,033,459
Kobe Bussan Co. Ltd.(b)	7,600	184,727
Komatsu Ltd.	71,100	2,335,590
Konami Group Corp.	6,200	947,560
Kubota Corp.	71,700	1,034,858
Kyocera Corp.	105,900	1,449,668
Kyowa Kirin Co. Ltd.	28,800	484,814
Lasertec Corp.	6,500	1,173,484
LY Corp.	252,900	679,204
M3 Inc.	33,800	557,756
Makita Corp.	11,200	325,645
Marubeni Corp.	111,800	2,951,071
MatsukiyoCocokara & Co.	29,800	551,340
Minebea Mitsumi Inc.	31,500	639,520
Mitsubishi Chemical Group Corp.	120,900	682,933
Mitsubishi Corp.	258,300	6,115,541
Mitsubishi Electric Corp.	157,700	4,263,882
Mitsubishi Estate Co. Ltd.	79,600	1,878,009
Mitsubishi HC Capital Inc.	66,500	532,110
Mitsubishi Heavy Industries Ltd.	262,500	6,648,915
Mitsubishi UFJ Financial Group Inc.	910,200	14,271,506
Mitsui & Co. Ltd.	197,800	5,254,854
Mitsui Fudosan Co. Ltd.	228,500	2,683,853
Mitsui OSK Lines Ltd.	30,100	854,664
Mizuho Financial Group Inc.	195,690	6,901,371
MonotaRO Co. Ltd.	28,200	413,203
MS&AD Insurance Group Holdings Inc.	101,700	2,256,499
Murata Manufacturing Co. Ltd.	132,000	2,717,337
NEC Corp.	104,800	3,959,618
Nexon Co. Ltd.	35,300	859,746
Nidec Corp.	67,800	855,682
Nintendo Co. Ltd.	84,700	7,178,905
Nippon Building Fund Inc.	610	583,177
Nippon Paint Holdings Co. Ltd.	75,000	489,170
Nippon Sanso Holdings Corp.	10,000	325,626
Nippon Steel Corp.	346,835	1,399,617
Nippon Yusen KK	34,900	1,105,357
Nissan Motor Co. Ltd.(a)(b)	193,000	470,528
Nitori Holdings Co. Ltd.(b)	20,100	348,378
Nitto Denko Corp.	57,500	1,422,858
Nomura Holdings Inc.	237,100	1,790,830
Nomura Research Institute Ltd.	30,700	1,226,281
NTT Inc.	2,570,400	2,561,669
Obayashi Corp.	39,800	811,439
Obic Co. Ltd.	29,000	932,957
Olympus Corp.	89,700	1,206,033
Oracle Corp./Japan	1,100	94,614
Oriental Land Co. Ltd./Japan(b)	78,000	1,500,371

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
ORIX Corp.	95,200	$2,602,263
Osaka Gas Co. Ltd.	31,800	1,116,057
Otsuka Corp.	23,300	460,777
Otsuka Holdings Co. Ltd.	35,000	1,982,237
Pan Pacific International Holdings Corp.	166,600	1,009,724
Panasonic Holdings Corp.	189,700	2,373,950
Rakuten Group Inc.(a)	123,100	753,404
Recruit Holdings Co. Ltd.	112,100	5,733,494
Renesas Electronics Corp.	145,500	1,715,818
Resona Holdings Inc.	164,400	1,673,636
Ryohin Keikaku Co. Ltd.	39,700	787,394
Sanrio Co. Ltd.	11,700	419,168
SBI Holdings Inc.	56,000	1,180,864
SCREEN Holdings Co. Ltd.	4,200	346,399
SCSK Corp.	4,600	167,679
Secom Co. Ltd.	31,000	1,047,777
Seibu Holdings Inc.	17,000	527,954
Sekisui Chemical Co. Ltd.	31,900	543,636
Sekisui House Ltd.	38,900	872,296
Seven & i Holdings Co. Ltd.	164,900	2,269,052
SG Holdings Co. Ltd.	30,200	301,700
Shimadzu Corp.	22,800	650,831
Shimano Inc.	4,100	430,522
Shin-Etsu Chemical Co. Ltd.	134,065	4,014,399
Shionogi & Co. Ltd.	65,300	1,119,970
Shiseido Co. Ltd.	32,600	464,061
SMC Corp.	4,600	1,617,990
SoftBank Corp.	2,402,300	3,437,013
SoftBank Group Corp.	76,100	8,185,382
Sompo Holdings Inc.	71,600	2,267,694
Sony Financial Group Inc.(a)	492,200	465,716
Sony Group Corp.	483,800	14,196,427
Subaru Corp.	43,300	967,067
Sumitomo Corp.	85,000	2,670,003
Sumitomo Electric Industries Ltd.	63,800	2,514,009
Sumitomo Metal Mining Co. Ltd.	24,300	799,296
Sumitomo Mitsui Financial Group Inc.	297,600	9,004,924
Sumitomo Mitsui Trust Group Inc.	49,500	1,438,052
Sumitomo Realty & Development Co. Ltd.	24,000	1,159,783
Suntory Beverage & Food Ltd.	6,900	218,329
Suzuki Motor Corp.	129,800	2,029,856
Sysmex Corp.	36,400	345,200
T&D Holdings Inc.	36,600	795,116
Taisei Corp.	9,400	803,956
Takeda Pharmaceutical Co. Ltd.	127,026	3,662,446
TDK Corp.	161,000	2,642,667
Terumo Corp.	114,200	1,780,928
TIS Inc.	16,600	548,571
Toho Co. Ltd./Tokyo	6,100	351,266
Tokio Marine Holdings Inc.	145,100	5,143,926
Tokyo Electron Ltd.	35,900	7,339,307
Tokyo Gas Co. Ltd.	31,800	1,288,874
Tokyo Metro Co. Ltd.(b)	25,500	262,219
Tokyu Corp.	35,500	414,280
Toppan Holdings Inc.	28,500	920,116
Toray Industries Inc.	123,400	802,659
Toyota Industries Corp.	13,200	1,478,777
Toyota Motor Corp.	751,200	15,153,073
Toyota Tsusho Corp.	55,200	1,789,178
Trend Micro Inc./Japan	8,400	419,520
Unicharm Corp.	105,200	616,767
West Japan Railway Co.	39,300	782,100
Security	Shares	Value
Japan (continued)
Yamaha Motor Co. Ltd.	76,800	$556,555
Yokogawa Electric Corp.	19,800	633,288
Yokohama Financial Group, Inc.	72,500	573,553
Zensho Holdings Co. Ltd.	4,400	265,128
ZOZO Inc.	30,300	261,018
		358,393,624
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	46,397	1,572,025
Adyen NV(a)(c)	2,016	3,150,928
Aegon Ltd.	113,132	914,900
AerCap Holdings NV(b)	15,196	2,036,264
Akzo Nobel NV	13,969	908,102
ASM International NV	3,642	2,014,675
ASML Holding NV	30,869	32,648,676
ASR Nederland NV	12,167	821,492
BE Semiconductor Industries NV	5,849	885,948
Coca-Cola Europacific Partners PLC	18,269	1,675,085
CVC Capital Partners PLC(c)	16,200	267,552
DSM-Firmenich AG	14,897	1,225,323
EXOR NV, NVS	8,308	699,922
Heineken Holding NV	10,254	733,156
Heineken NV	21,759	1,774,906
IMCD NV	4,303	386,215
ING Groep NV	240,041	6,224,016
InPost SA(a)(b)	16,033	188,260
JDE Peet's NV	14,219	522,297
Koninklijke Ahold Delhaize NV	73,873	3,058,225
Koninklijke KPN NV	307,796	1,410,160
Koninklijke Philips NV	62,336	1,758,491
Nebius Group NV, Class A(a)	17,158	1,627,779
NN Group NV	19,591	1,421,706
Prosus NV	104,018	6,557,705
Randstad NV	9,526	370,714
Universal Music Group NV	87,216	2,241,250
Wolters Kluwer NV	18,678	1,981,053
		79,076,825
New Zealand — 0.0%
Auckland International Airport Ltd.	103,476	475,203
Contact Energy Ltd.	62,749	346,925
Fisher & Paykel Healthcare Corp. Ltd., Class C	45,367	972,066
Infratil Ltd.	68,907	461,716
Meridian Energy Ltd.	99,639	321,988
		2,577,898
Norway — 0.1%
Aker BP ASA	23,676	576,866
DNB Bank ASA	68,835	1,840,671
Equinor ASA	68,122	1,566,521
Gjensidige Forsikring ASA	15,422	431,206
Kongsberg Gruppen ASA	33,495	793,595
Mowi ASA	37,998	863,141
Norsk Hydro ASA	111,087	796,216
Orkla ASA	57,017	610,380
Salmar ASA	5,368	314,095
Telenor ASA	52,563	759,682
Yara International ASA	12,538	457,964
		9,010,337
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	663,613	632,753
EDP Renovaveis SA	22,014	293,334
EDP SA	240,013	1,071,508
Galp Energia SGPS SA	38,025	764,427

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	21,523	$510,740
		3,272,762
Singapore — 0.4%
CapitaLand Ascendas REIT	325,216	706,360
CapitaLand Integrated Commercial Trust	513,227	932,201
CapitaLand Investment Ltd./Singapore	209,600	429,305
DBS Group Holdings Ltd.	172,100	7,209,008
Grab Holdings Ltd., Class A(a)(b)	183,537	1,000,277
Keppel Ltd.	105,800	836,761
Oversea-Chinese Banking Corp. Ltd.	268,500	3,835,855
Sea Ltd., ADR(a)(b)	30,387	4,224,097
Sembcorp Industries Ltd.(b)	68,400	324,159
Singapore Airlines Ltd.(b)	137,300	688,203
Singapore Exchange Ltd.	56,570	737,653
Singapore Technologies Engineering Ltd.(b)	169,300	1,086,690
Singapore Telecommunications Ltd.	625,900	2,290,048
United Overseas Bank Ltd.	98,000	2,572,342
Wilmar International Ltd.(b)	145,600	364,702
Yangzijiang Shipbuilding Holdings Ltd.	191,600	496,349
		27,734,010
Spain — 0.9%
Acciona SA	1,989	399,835
ACS Actividades de Construccion y Servicios SA	13,977	1,293,626
Aena SME SA(c)	55,205	1,503,503
Amadeus IT Group SA	35,305	2,598,221
Banco Bilbao Vizcaya Argentaria SA	456,836	9,873,884
Banco de Sabadell SA	424,015	1,541,357
Banco Santander SA	1,182,455	12,684,070
Bankinter SA	53,632	845,488
CaixaBank SA	328,378	3,666,798
Cellnex Telecom SA(c)	41,909	1,258,620
Endesa SA	23,986	870,033
Ferrovial SE	41,116	2,696,559
Grifols SA	18,736	229,318
Iberdrola SA	508,701	10,737,591
Industria de Diseno Textil SA	86,757	4,867,527
International Consolidated Airlines Group SA, Class DI	99,336	522,482
Mapfre SA	74,730	346,066
Naturgy Energy Group SA	11,175	343,883
Redeia Corp. SA	5,764	102,924
Repsol SA	92,870	1,720,821
Telefonica SA	312,493	1,355,011
		59,457,617
Sweden — 0.9%
AddTech AB, Class B	20,508	705,752
Alfa Laval AB	23,464	1,109,831
Assa Abloy AB, Class B	78,347	2,979,851
Atlas Copco AB, Class A	215,855	3,668,254
Atlas Copco AB, Class B	124,554	1,906,491
Beijer Ref AB, Class B	35,417	564,540
Boliden AB(a)	20,068	962,978
Epiroc AB, Class A	54,198	1,164,122
Epiroc AB, Class B	29,591	570,413
EQT AB	39,430	1,365,932
Essity AB, Class B	46,418	1,284,835
Evolution AB(c)	11,400	780,761
Fastighets AB Balder, Class B(a)	48,606	349,446
H & M Hennes & Mauritz AB, Class B	38,913	707,015
Hexagon AB, Class B	159,669	1,872,114
Holmen AB, Class B	5,932	217,328
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class A	8,812	$370,115
Industrivarden AB, Class C	12,206	513,122
Indutrade AB	20,032	497,765
Investment AB Latour, Class B	11,509	275,653
Investor AB, Class B	138,091	4,702,091
L E Lundbergforetagen AB, Class B	5,821	309,489
Lifco AB, Class B	17,736	653,616
Nibe Industrier AB, Class B	108,555	401,833
Nordea Bank Abp	242,451	4,290,324
Saab AB, Class B	24,487	1,234,950
Sagax AB, Class B	19,262	412,122
Sandvik AB	83,473	2,524,177
Securitas AB, Class B	37,575	573,236
Skandinaviska Enskilda Banken AB, Class A	120,381	2,395,621
Skanska AB, Class B	25,796	662,509
SKF AB, Class B	28,922	758,558
Spotify Technology SA(a)	12,126	7,261,898
Svenska Cellulosa AB SCA, Class B	44,697	581,201
Svenska Handelsbanken AB, Class A	107,275	1,489,709
Swedbank AB, Class A	67,208	2,138,839
Swedish Orphan Biovitrum AB(a)	14,841	533,554
Tele2 AB, Class B	38,303	610,264
Telefonaktiebolaget LM Ericsson, Class B	239,251	2,308,667
Telia Co. AB	202,837	814,914
Trelleborg AB, Class B	16,866	708,759
Volvo AB, Class B	127,355	3,820,088
		61,052,737
Switzerland — 2.3%
ABB Ltd., Registered	125,383	9,023,035
Alcon AG	38,220	3,046,751
Amrize Ltd.(a)	42,078	2,166,571
Avolta AG, Registered	8,359	460,736
Baloise Holding AG, Registered	4,055	1,061,273
Banque Cantonale Vaudoise, Registered	2,379	288,511
Barry Callebaut AG, Registered	313	502,593
Belimo Holding AG, Registered	774	759,328
BKW AG	2,346	489,938
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	58	853,897
Chocoladefabriken Lindt & Spruengli AG, Registered	8	1,191,844
Cie Financiere Richemont SA, Class A, Registered	43,010	9,143,952
EMS-Chemie Holding AG, Registered	622	425,027
Galderma Group AG	12,322	2,459,974
Geberit AG, Registered	2,686	2,094,422
Givaudan SA, Registered	731	3,084,257
Helvetia Holding AG, Registered	3,010	781,076
Holcim AG	41,100	3,855,593
Julius Baer Group Ltd.	16,567	1,182,010
Kuehne + Nagel International AG, Registered	4,021	807,411
Logitech International SA, Registered	12,775	1,441,503
Lonza Group AG, Registered	5,852	4,017,082
Nestle SA, Registered	204,795	20,368,986
Novartis AG, Registered	150,707	19,661,238
Partners Group Holding AG	1,795	2,130,713
Roche Holding AG, Bearer	2,651	1,055,520
Roche Holding AG, NVS	55,676	21,329,655
Sandoz Group AG	32,610	2,306,685
Schindler Holding AG, Participation Certificates, NVS	3,618	1,293,498
Schindler Holding AG, Registered	1,708	579,764
SGS SA	12,220	1,401,891
Sika AG, Registered	12,088	2,385,710
Sonova Holding AG, Registered	4,186	1,044,928

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Straumann Holding AG	8,847	$1,011,211
Swatch Group AG (The), Bearer	2,654	536,855
Swiss Life Holding AG, Registered	2,215	2,429,445
Swiss Prime Site AG, Registered	6,821	1,005,841
Swiss Re AG	23,574	4,160,172
Swisscom AG, Registered	1,788	1,285,098
UBS Group AG, Registered	252,530	9,746,250
VAT Group AG(c)	2,360	1,041,530
Zurich Insurance Group AG	11,530	8,290,123
		152,201,897
United Kingdom — 3.6%
3i Group PLC	76,798	3,211,308
Admiral Group PLC	19,829	831,898
Anglo American PLC, NVS	87,863	3,320,805
Antofagasta PLC	28,956	1,058,762
Ashtead Group PLC	32,849	2,101,243
Associated British Foods PLC	26,122	739,108
AstraZeneca PLC	123,096	22,823,099
Auto Trader Group PLC(c)	70,387	595,229
Aviva PLC	234,949	2,027,223
BAE Systems PLC	235,179	5,121,852
Barclays PLC	1,109,768	6,295,502
Barratt Redrow PLC	106,912	558,580
BP PLC	1,252,864	7,524,255
British American Tobacco PLC	174,022	10,217,736
BT Group PLC	521,126	1,249,701
Bunzl PLC	24,734	708,652
Centrica PLC	429,744	976,039
Coca-Cola HBC AG, Class DI	19,887	997,714
Compass Group PLC	131,934	4,148,290
DCC PLC	7,202	476,553
Diageo PLC	174,262	4,005,431
Endeavour Mining PLC	15,623	722,951
Entain PLC	44,557	458,963
Experian PLC	73,998	3,251,871
Fresnillo PLC	17,574	612,785
Glencore PLC	801,444	3,831,027
GSK PLC	320,746	7,632,486
Haleon PLC	711,618	3,499,657
Halma PLC	27,892	1,316,238
Hikma Pharmaceuticals PLC	12,687	261,128
HSBC Holdings PLC	1,368,985	19,399,868
Imperial Brands PLC	60,766	2,581,382
Informa PLC	110,316	1,402,791
InterContinental Hotels Group PLC	13,531	1,796,342
Intertek Group PLC	11,899	728,080
J Sainsbury PLC	128,179	546,688
JD Sports Fashion PLC	189,174	193,736
Kingfisher PLC	154,258	624,677
Land Securities Group PLC	51,674	413,654
Legal & General Group PLC	469,640	1,535,862
Lloyds Banking Group PLC	4,788,824	6,073,384
London Stock Exchange Group PLC	37,265	4,389,541
M&G PLC	190,664	686,991
Marks & Spencer Group PLC	156,552	720,704
Melrose Industries PLC	101,831	803,233
National Grid PLC	385,454	5,856,603
NatWest Group PLC, NVS	643,339	5,369,618
Next PLC	9,815	1,835,685
Pearson PLC	55,281	730,647
Phoenix Group Holdings PLC	51,359	473,486
Prudential PLC	208,091	3,015,080
Security	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	54,304	$4,208,529
RELX PLC	145,364	5,829,664
Rentokil Initial PLC	186,901	1,028,907
Rio Tinto PLC	90,935	6,529,344
Rolls-Royce Holdings PLC	670,089	9,457,810
Sage Group PLC (The)	80,953	1,152,595
Schroders PLC	54,025	277,676
Segro PLC	101,864	962,396
Severn Trent PLC	23,009	858,232
Shell PLC	460,502	16,923,868
Smith & Nephew PLC	64,489	1,071,563
Smiths Group PLC	29,081	941,438
Spirax Group PLC	5,325	472,588
SSE PLC	86,298	2,510,716
Standard Chartered PLC	156,940	3,476,165
Tesco PLC	521,479	3,109,915
Unilever PLC	198,029	11,914,975
United Utilities Group PLC	49,968	818,305
Vodafone Group PLC	1,734,031	2,159,458
Whitbread PLC	14,811	488,071
Wise PLC, Class A(a)	46,439	543,426
		234,489,779
United States — 72.2%
3M Co.	43,422	7,470,755
Abbott Laboratories	137,799	17,762,291
AbbVie Inc.	140,137	31,909,195
Accenture PLC, Class A	49,801	12,450,250
Adobe Inc.(a)	33,272	10,651,365
Advanced Micro Devices Inc.(a)	129,321	28,131,197
AECOM	10,113	1,042,954
Affirm Holdings Inc.(a)	21,406	1,518,756
Aflac Inc.	40,373	4,453,546
Agilent Technologies Inc.	22,631	3,473,859
Air Products and Chemicals Inc.	17,451	4,555,584
Airbnb Inc., Class A(a)	34,703	4,059,904
Alexandria Real Estate Equities Inc.	13,425	720,520
Allegion PLC	6,694	1,111,405
Alliant Energy Corp.	19,919	1,383,773
Allstate Corp. (The)	20,898	4,450,856
Alnylam Pharmaceuticals Inc.(a)	10,162	4,585,399
Alphabet Inc., Class A	462,457	148,069,482
Alphabet Inc., Class C, NVS	388,672	124,421,681
Altria Group Inc.	133,612	7,884,444
Amazon.com Inc.(a)	763,515	178,066,968
Amcor PLC	182,754	1,557,064
Ameren Corp.	21,599	2,297,054
American Electric Power Co. Inc.	41,999	5,198,216
American Express Co.	44,366	16,205,569
American Financial Group Inc./OH	6,218	856,343
American Homes 4 Rent, Class A	25,213	809,842
American International Group Inc.	43,997	3,350,812
American Tower Corp.	37,092	6,723,667
American Water Works Co. Inc.	14,736	1,916,712
Ameriprise Financial Inc.	6,711	3,058,471
AMETEK Inc.	18,225	3,606,545
Amgen Inc.	42,679	14,743,887
Amphenol Corp., Class A	95,604	13,470,604
Analog Devices Inc.	39,565	10,498,177
Annaly Capital Management Inc.	43,157	983,980
Aon PLC, Class A	16,294	5,766,772
Apollo Global Management Inc.	34,720	4,577,832
Apple Inc.	1,180,282	329,121,636

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Applied Materials Inc.	63,341	$15,977,767
AppLovin Corp., Class A(a)	18,372	11,013,647
Aptiv PLC(a)	17,477	1,355,341
Arch Capital Group Ltd.(a)	28,268	2,654,931
Archer-Daniels-Midland Co.	37,946	2,304,840
Ares Management Corp., Class A	17,180	2,694,683
Arista Networks Inc.(a)	84,333	11,020,636
Arthur J Gallagher & Co.	20,295	5,025,448
Astera Labs Inc.(a)	10,756	1,694,823
AT&T Inc.	567,055	14,754,771
Atlassian Corp., Class A(a)	13,157	1,967,235
Atmos Energy Corp.	12,330	2,174,642
Autodesk Inc.(a)	16,999	5,156,477
Automatic Data Processing Inc.	32,153	8,208,661
AutoZone Inc.(a)	1,377	5,445,112
AvalonBay Communities Inc.	11,284	2,053,011
Avery Dennison Corp.	6,278	1,082,139
Axon Enterprise Inc.(a)	5,753	3,107,425
Baker Hughes Co., Class A	78,105	3,920,871
Ball Corp.	21,149	1,047,510
Bank of America Corp.	559,443	30,014,117
Bank of New York Mellon Corp. (The)	57,931	6,494,065
Baxter International Inc.	42,513	796,694
Becton Dickinson & Co.	22,508	4,367,002
Bentley Systems Inc., Class B	13,154	551,942
Berkshire Hathaway Inc., Class B(a)	109,685	56,357,250
Best Buy Co. Inc.	16,170	1,281,958
Biogen Inc.(a)	11,761	2,141,560
Blackrock Inc.(d)	11,688	12,240,842
Blackstone Inc., NVS	57,834	8,468,054
Block Inc.(a)	43,999	2,939,133
Bloom Energy Corp., Class A(a)	17,981	1,964,244
Boeing Co. (The)(a)	59,607	11,265,723
Booking Holdings Inc.	2,597	12,763,450
Booz Allen Hamilton Holding Corp., Class A	10,992	917,392
Boston Scientific Corp.(a)	117,619	11,947,738
Bristol-Myers Squibb Co.	161,017	7,922,036
Broadcom Inc.	356,862	143,801,112
Broadridge Financial Solutions Inc.	8,910	2,032,282
Brown & Brown Inc.	23,409	1,882,786
Brown-Forman Corp., Class B, NVS	15,069	436,700
Builders FirstSource Inc.(a)	9,290	1,042,617
Bunge Global SA	11,204	1,076,368
Burlington Stores Inc.(a)	5,121	1,291,670
BXP Inc.	11,589	838,580
Cadence Design Systems Inc.(a)	21,796	6,796,865
Capital One Financial Corp.	50,680	11,102,468
Cardinal Health Inc.	19,625	4,165,603
Carlisle Companies Inc.	3,558	1,131,693
Carlyle Group Inc. (The)	18,667	1,017,912
Carnival Corp.(a)	81,335	2,096,816
Carrier Global Corp.	64,602	3,545,358
Carvana Co., Class A(a)	9,564	3,581,718
Caterpillar Inc.	37,375	21,519,030
Cboe Global Markets Inc.	8,506	2,195,994
CBRE Group Inc., Class A(a)	24,342	3,939,266
CDW Corp.	10,354	1,493,254
Cencora Inc.	14,633	5,398,553
Centene Corp.(a)	41,906	1,648,582
CenterPoint Energy Inc.	51,168	2,045,697
CF Industries Holdings Inc.	14,530	1,143,511
CH Robinson Worldwide Inc.	8,599	1,366,123
Security	Shares	Value
United States (continued)
Charles Schwab Corp. (The)	137,336	$12,735,167
Charter Communications Inc., Class A(a)(b)	7,462	1,493,295
Cheniere Energy Inc.	17,758	3,701,833
Chevron Corp.	153,289	23,166,567
Chipotle Mexican Grill Inc., Class A(a)	106,501	3,676,415
Chubb Ltd.	30,151	8,930,123
Church & Dwight Co. Inc.	18,633	1,586,786
Ciena Corp.(a)	11,410	2,330,036
Cigna Group (The)	21,852	6,059,123
Cincinnati Financial Corp.	11,874	1,989,964
Cintas Corp.	28,901	5,376,164
Cisco Systems Inc.	315,606	24,282,726
Citigroup Inc.	146,324	15,159,166
Citizens Financial Group Inc.	34,655	1,874,836
Clorox Co. (The)	10,257	1,107,141
Cloudflare Inc., Class A(a)	24,096	4,824,260
CME Group Inc.	28,645	8,062,422
CMS Energy Corp.	22,517	1,698,682
Coca-Cola Co. (The)	325,042	23,767,071
Cognizant Technology Solutions Corp., Class A	39,419	3,063,250
Coinbase Global Inc., Class A(a)	15,853	4,325,015
Colgate-Palmolive Co.	61,096	4,911,507
Comcast Corp., Class A	296,088	7,902,589
Comfort Systems USA Inc.	2,854	2,788,187
ConocoPhillips	99,273	8,804,522
Consolidated Edison Inc.	27,713	2,781,277
Constellation Brands Inc., Class A	12,542	1,710,478
Constellation Energy Corp.	25,018	9,115,558
Cooper Companies Inc. (The)(a)	15,154	1,180,951
Copart Inc.(a)	73,006	2,845,774
CoreWeave Inc., Class A(a)	13,917	1,017,611
Corning Inc.	64,288	5,413,050
Corpay Inc.(a)	5,679	1,679,848
Corteva Inc.	54,774	3,695,602
CoStar Group Inc.(a)	33,644	2,314,707
Costco Wholesale Corp.	35,152	32,114,516
Coterra Energy Inc.	57,692	1,548,453
Credo Technology Group Holding Ltd.(a)	12,594	2,236,694
CRH PLC	53,776	6,450,969
Crowdstrike Holdings Inc., Class A(a)	19,658	10,009,067
Crown Castle Inc.	33,957	3,099,595
CSX Corp.	152,145	5,379,847
Cummins Inc.	10,765	5,360,755
CVS Health Corp.	101,051	8,120,458
Danaher Corp.	51,474	11,673,274
Darden Restaurants Inc.	8,884	1,595,389
Datadog Inc., Class A(a)	22,935	3,669,829
Deckers Outdoor Corp.(a)	12,195	1,073,526
Deere & Co.	20,455	9,501,143
Dell Technologies Inc., Class C	24,771	3,303,213
Delta Air Lines Inc.	13,227	847,851
Devon Energy Corp.	48,719	1,805,526
Dexcom Inc.(a)	30,495	1,935,518
Diamondback Energy Inc.	14,999	2,288,697
Dick's Sporting Goods Inc.	4,773	985,959
Digital Realty Trust Inc.	26,391	4,225,727
DocuSign Inc., Class A(a)	16,489	1,143,512
Dollar General Corp.	17,741	1,942,462
Dollar Tree Inc.(a)	15,368	1,702,928
Dominion Energy Inc.	67,930	4,263,966
Domino's Pizza Inc.	2,740	1,149,786
DoorDash Inc., Class A(a)	30,427	6,035,804

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Dover Corp.	11,039	$2,045,306
Dow Inc.	54,216	1,293,052
DR Horton Inc.	22,015	3,500,605
DraftKings Inc., Class A (a)	35,759	1,185,768
DTE Energy Co.	15,943	2,184,669
Duke Energy Corp.	62,258	7,716,257
DuPont de Nemours Inc.	32,962	1,310,899
Dynatrace Inc.(a)	24,061	1,072,158
Eaton Corp. PLC	31,266	10,814,597
eBay Inc.	36,723	3,040,297
EchoStar Corp., Class A(a)	11,384	834,333
Ecolab Inc.	20,328	5,593,452
Edison International	30,955	1,822,940
Edwards Lifesciences Corp.(a)	46,443	4,025,215
Electronic Arts Inc.	19,756	3,991,305
Elevance Health Inc.	18,167	6,145,169
Eli Lilly & Co.	63,852	68,670,910
EMCOR Group Inc.	3,603	2,216,097
Emerson Electric Co.	45,116	6,017,572
Entegris Inc.	12,395	956,150
Entergy Corp.	35,010	3,414,175
EOG Resources Inc.	44,699	4,820,787
EQT Corp.	44,365	2,700,054
Equifax Inc.	9,708	2,061,688
Equinix Inc.	7,760	5,845,686
Equitable Holdings Inc.	18,126	846,303
Equity LifeStyle Properties Inc.	13,965	877,980
Equity Residential	27,196	1,679,353
Erie Indemnity Co., Class A, NVS	2,016	595,708
Essential Utilities Inc.	22,379	885,985
Essex Property Trust Inc.	4,822	1,271,176
Estee Lauder Companies Inc. (The), Class A	18,627	1,752,242
Everest Group Ltd.	3,208	1,008,242
Evergy Inc.	18,118	1,406,863
Eversource Energy	28,517	1,915,772
Exelon Corp.	80,579	3,796,882
Expand Energy Corp.	16,176	1,972,340
Expedia Group Inc.	9,888	2,528,263
Expeditors International of Washington Inc.	11,560	1,698,164
Extra Space Storage Inc.	16,870	2,246,578
Exxon Mobil Corp.	339,028	39,300,126
F5 Inc.(a)	4,611	1,102,767
Fair Isaac Corp.(a)	2,013	3,635,136
Fastenal Co.	90,784	3,667,674
FedEx Corp.	18,097	4,988,981
Ferguson Enterprises Inc.	15,832	3,984,439
Fidelity National Financial Inc.	20,776	1,234,718
Fidelity National Information Services Inc.	43,017	2,829,228
Fifth Third Bancorp	52,147	2,266,309
First Citizens BancShares Inc./NC, Class A	761	1,429,074
First Solar Inc.(a)	8,247	2,250,771
FirstEnergy Corp.	44,928	2,143,964
Fiserv Inc.(a)	44,243	2,719,617
Flex Ltd.(a)	30,249	1,788,018
Flutter Entertainment PLC, Class DI(a)	13,265	2,769,865
Ford Motor Co.	307,786	4,087,398
Fortinet Inc.(a)	52,402	4,251,374
Fortive Corp.	28,127	1,504,232
Fox Corp., Class A, NVS	18,110	1,186,205
Fox Corp., Class B	12,808	746,194
Freeport-McMoRan Inc.	112,952	4,854,677
Gaming and Leisure Properties Inc.	21,910	953,742
Security	Shares	Value
United States (continued)
Garmin Ltd.	12,838	$2,507,518
Gartner Inc.(a)	6,224	1,448,574
GE HealthCare Technologies Inc., NVS(a)	36,161	2,892,518
GE Vernova Inc.	21,863	13,112,772
Gen Digital Inc.	46,256	1,219,771
General Dynamics Corp.	18,546	6,335,870
General Electric Co.	84,325	25,166,796
General Mills Inc.	45,420	2,150,637
General Motors Co.	76,760	5,643,395
Genuine Parts Co.	10,898	1,421,099
Gilead Sciences Inc.	98,870	12,441,801
Global Payments Inc.	20,576	1,558,838
GoDaddy Inc., Class A(a)	10,799	1,380,760
Goldman Sachs Group Inc. (The)	24,357	20,119,856
Graco Inc.	13,008	1,072,380
Halliburton Co.	71,402	1,872,160
Hartford Insurance Group Inc. (The)	22,857	3,132,095
HCA Healthcare Inc.	13,003	6,609,295
Healthpeak Properties Inc.	54,987	1,004,063
HEICO Corp.	3,387	1,073,374
HEICO Corp., Class A	5,710	1,410,199
Hershey Co. (The)	11,502	2,163,296
Hewlett Packard Enterprise Co.	99,454	2,175,059
Hilton Worldwide Holdings Inc.	19,315	5,505,354
Hologic Inc.(a)	19,445	1,457,792
Home Depot Inc. (The)	78,818	28,131,721
Honeywell International Inc.	50,474	9,700,598
Hormel Foods Corp.	23,797	552,328
Howmet Aerospace Inc.	30,553	6,250,838
HP Inc.	77,432	1,890,889
Hubbell Inc., Class B	4,296	1,853,423
HubSpot Inc.(a)	3,828	1,406,101
Humana Inc.	9,477	2,329,162
Huntington Bancshares Inc./Ohio	124,646	2,031,730
Hyatt Hotels Corp., Class A	3,775	620,572
IDEX Corp.	5,869	1,020,795
IDEXX Laboratories Inc.(a)	6,485	4,882,427
Illinois Tool Works Inc.	21,998	5,483,661
Illumina Inc.(a)	12,013	1,579,109
Incyte Corp.(a)	14,906	1,557,081
Ingersoll Rand Inc.	32,274	2,592,893
Insmed Inc.(a)	17,098	3,552,451
Insulet Corp.(a)	5,577	1,824,739
Intel Corp.(a)	359,612	14,585,863
Interactive Brokers Group Inc., Class A	34,514	2,244,100
Intercontinental Exchange Inc.	45,865	7,214,564
International Business Machines Corp.	73,451	22,665,510
International Flavors & Fragrances Inc.	20,738	1,440,876
International Paper Co.	39,584	1,562,776
Intuit Inc.	22,271	14,121,596
Intuitive Surgical Inc.(a)	28,358	16,262,746
Invitation Homes Inc.	49,122	1,385,240
IonQ Inc.(a)	23,888	1,177,678
IQVIA Holdings Inc.(a)	13,499	3,104,905
Iron Mountain Inc.	23,383	2,019,122
J M Smucker Co. (The)	8,322	866,986
Jabil Inc.	8,551	1,801,781
Jack Henry & Associates Inc.	5,859	1,022,278
Jacobs Solutions Inc., NVS	10,065	1,356,863
JB Hunt Transport Services Inc.	6,444	1,120,998
Johnson & Johnson	191,119	39,546,343
Johnson Controls International PLC	51,984	6,046,259

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
JPMorgan Chase & Co.	218,680	$68,464,334
Kellanova	22,353	1,869,605
Kenvue Inc.	154,295	2,677,018
Keurig Dr Pepper Inc.	102,094	2,848,423
KeyCorp	73,803	1,356,499
Keysight Technologies Inc.(a)	13,760	2,723,792
Kimberly-Clark Corp.	26,164	2,855,016
Kimco Realty Corp.	54,782	1,131,796
Kinder Morgan Inc.	157,813	4,311,451
KKR & Co. Inc.	49,002	5,993,435
KLA Corp.	10,532	12,380,050
Kraft Heinz Co. (The)	71,534	1,824,832
Kroger Co. (The)	50,028	3,365,884
L3Harris Technologies Inc.	14,795	4,123,219
Labcorp Holdings Inc.	6,479	1,741,426
Lam Research Corp.	100,251	15,639,156
Las Vegas Sands Corp.	24,435	1,665,490
Leidos Holdings Inc.	10,524	2,011,136
Lennar Corp., Class A	16,862	2,213,981
Lennox International Inc.	2,461	1,227,719
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	16,653	1,598,355
Linde PLC	37,471	15,375,101
Live Nation Entertainment Inc.(a)	12,569	1,652,195
Lockheed Martin Corp.	16,728	7,659,082
Loews Corp.	14,150	1,526,361
Lowe's Companies Inc.	44,246	10,728,770
LPL Financial Holdings Inc.	6,283	2,236,999
Lululemon Athletica Inc.(a)	8,751	1,611,759
LyondellBasell Industries NV, Class A	19,680	964,123
M&T Bank Corp.	12,400	2,358,728
Marathon Petroleum Corp.	24,440	4,734,761
Markel Group Inc.(a)	1,027	2,136,612
Marriott International Inc./MD, Class A	18,759	5,717,556
Marsh & McLennan Companies Inc.	38,758	7,110,155
Martin Marietta Materials Inc.	4,623	2,881,239
Marvell Technology Inc.	68,325	6,108,255
Masco Corp.	19,129	1,240,898
Mastercard Inc., Class A	68,006	37,439,343
McCormick & Co. Inc./MD, NVS	20,569	1,387,996
McDonald's Corp.	56,676	17,672,710
McKesson Corp.	9,887	8,711,633
Medtronic PLC	101,716	10,713,746
MercadoLibre Inc.(a)	3,583	7,423,188
Merck & Co. Inc.	199,486	20,912,117
Meta Platforms Inc., Class A	172,454	111,741,569
MetLife Inc.	46,848	3,586,683
Mettler-Toledo International Inc.(a)	1,715	2,532,575
Microchip Technology Inc.	42,940	2,300,725
Micron Technology Inc.	88,700	20,975,776
Microsoft Corp.	561,527	276,276,899
Mid-America Apartment Communities Inc.	8,876	1,206,160
Mondelez International Inc., Class A	105,866	6,094,706
MongoDB Inc., Class A(a)	6,484	2,155,087
Monolithic Power Systems Inc.	3,863	3,585,521
Monster Beverage Corp.(a)	59,253	4,443,382
Moody's Corp.	12,786	6,275,113
Morgan Stanley	95,874	16,265,983
Motorola Solutions Inc.	13,207	4,882,364
MSCI Inc., Class A	6,051	3,411,070
Nasdaq Inc.	33,917	3,083,734
Natera Inc.(a)	9,936	2,372,816
Security	Shares	Value
United States (continued)
NetApp Inc.	17,315	$1,931,661
Netflix Inc.(a)	339,688	36,543,635
Neurocrine Biosciences Inc.(a)	7,581	1,153,525
Newmont Corp.	87,286	7,919,459
News Corp., Class A, NVS	31,623	812,079
NextEra Energy Inc.	164,124	14,162,260
Nike Inc., Class B	93,643	6,052,147
NiSource Inc.	36,587	1,614,584
Nordson Corp.	4,428	1,052,358
Norfolk Southern Corp.	17,844	5,212,054
Northern Trust Corp.	16,861	2,214,524
Northrop Grumman Corp.	11,177	6,396,038
NRG Energy Inc.	16,378	2,775,907
Nucor Corp.	18,953	3,022,814
Nutanix Inc., Class A(a)	19,164	916,039
Nvidia Corp.	1,932,694	342,086,838
NVR Inc.(a)	234	1,756,706
NXP Semiconductors NV	20,420	3,980,675
Occidental Petroleum Corp.	55,677	2,338,434
Oklo Inc., Class A(a)(b)	8,955	818,308
Okta Inc.(a)	12,879	1,034,570
Old Dominion Freight Line Inc.	15,418	2,085,901
Omnicom Group Inc.	25,428	1,821,153
ON Semiconductor Corp.(a)	34,625	1,739,560
ONEOK Inc.	48,761	3,550,776
Oracle Corp.	134,732	27,209,127
O'Reilly Automotive Inc.(a)	69,100	7,027,470
Otis Worldwide Corp.	31,101	2,763,324
PACCAR Inc.	41,798	4,406,345
Packaging Corp. of America	7,230	1,475,426
Palantir Technologies Inc., Class A(a)	179,882	30,301,123
Palo Alto Networks Inc.(a)	53,054	10,087,157
Parker-Hannifin Corp.	10,124	8,723,851
Paychex Inc.	25,636	2,863,285
Paycom Software Inc.	3,972	640,167
PayPal Holdings Inc.	76,184	4,775,975
Pentair PLC	12,312	1,295,715
PepsiCo Inc.	108,823	16,186,333
Pfizer Inc.	450,281	11,590,233
PG&E Corp.	173,608	2,798,561
Philip Morris International Inc.	123,315	19,419,646
Phillips 66	33,330	4,564,877
Pinterest Inc., Class A(a)	47,260	1,234,431
PNC Financial Services Group Inc. (The)	31,113	5,933,871
PPG Industries Inc.	17,986	1,799,319
PPL Corp.	59,090	2,180,421
Principal Financial Group Inc.	17,666	1,498,430
Procter & Gamble Co. (The)	185,789	27,526,498
Progressive Corp. (The)	46,185	10,566,666
Prologis Inc.	73,390	9,432,817
Prudential Financial Inc.	28,106	3,042,475
PTC Inc.(a)	9,530	1,671,848
Public Service Enterprise Group Inc.	39,346	3,286,178
Public Storage	12,305	3,378,215
PulteGroup Inc.	17,541	2,231,040
Pure Storage Inc., Class A(a)	24,417	2,172,136
Qnity Electronics Inc.	16,484	1,336,688
QUALCOMM Inc.	85,328	14,342,784
Quanta Services Inc.	11,616	5,400,046
Quest Diagnostics Inc.	9,247	1,749,347
Raymond James Financial Inc.	15,874	2,484,916
Realty Income Corp.	69,365	3,996,118

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Reddit Inc., Class A(a)	8,270	$1,790,207
Regency Centers Corp.	14,561	1,036,161
Regeneron Pharmaceuticals Inc.	8,450	6,592,605
Regions Financial Corp.	72,976	1,857,239
Reliance Inc.	4,458	1,245,209
Republic Services Inc., Class A	17,385	3,773,588
ResMed Inc.	11,584	2,963,535
Rivian Automotive Inc., Class A(a)(b)	62,602	1,055,470
Robinhood Markets Inc., Class A(a)	58,033	7,456,660
ROBLOX Corp., Class A(a)	45,114	4,287,183
Rocket Cos. Inc, Class A	72,761	1,453,765
Rocket Lab Corp.(a)	34,413	1,450,164
Rockwell Automation Inc.	9,104	3,603,909
Rollins Inc.	22,621	1,390,739
Roper Technologies Inc.	8,395	3,746,017
Ross Stores Inc.	26,665	4,702,639
Royal Caribbean Cruises Ltd.	20,539	5,468,509
Royalty Pharma PLC, Class A	32,345	1,294,447
RPM International Inc.	9,931	1,065,100
RTX Corp.	106,064	18,551,654
S&P Global Inc.	25,036	12,488,708
Salesforce Inc.	76,143	17,554,007
Samsara Inc., Class A(a)(b)	20,987	798,136
SBA Communications Corp., Class A	8,736	1,697,143
Schlumberger NV	119,475	4,329,774
Seagate Technology Holdings PLC	16,791	4,645,902
Sempra	51,800	4,906,496
ServiceNow Inc.(a)	16,372	13,300,777
Sherwin-Williams Co. (The)	18,911	6,499,522
Simon Property Group Inc.	25,703	4,788,983
Smurfit WestRock PLC	39,067	1,394,301
Snap Inc., Class A, NVS(a)	83,319	639,890
Snap-on Inc.	4,157	1,413,588
Snowflake Inc.(a)	25,189	6,328,484
SoFi Technologies Inc.(a)(b)	88,156	2,619,996
Solventum Corp.(a)	10,897	929,078
Southern Co. (The)	87,628	7,984,663
SS&C Technologies Holdings Inc.	18,254	1,568,749
Starbucks Corp.	89,977	7,837,896
State Street Corp.	22,504	2,678,426
Steel Dynamics Inc.	12,248	2,055,582
STERIS PLC	8,140	2,167,519
Strategy Inc., Class A(a)	20,745	3,675,599
Stryker Corp.	27,260	10,118,367
Sun Communities Inc.	10,195	1,313,524
Super Micro Computer Inc.(a)	41,475	1,403,929
Synchrony Financial	32,697	2,529,440
Synopsys Inc.(a)	14,584	6,096,258
Sysco Corp.	38,684	2,947,721
T Rowe Price Group Inc.	16,367	1,675,653
Take-Two Interactive Software Inc.(a)	14,564	3,583,763
Tapestry Inc.	16,575	1,811,316
Targa Resources Corp.	16,759	2,938,020
Target Corp.	35,733	3,238,124
TE Connectivity PLC, NVS	23,819	5,386,667
Teledyne Technologies Inc.(a)	3,743	1,869,703
Teradyne Inc.	12,412	2,257,619
Tesla Inc.(a)	224,710	96,663,501
Texas Instruments Inc.	72,186	12,146,738
Texas Pacific Land Corp.	1,508	1,303,349
Textron Inc.	15,028	1,249,728
Thermo Fisher Scientific Inc.	30,036	17,746,170
Security	Shares	Value
United States (continued)
TJX Companies Inc. (The)	89,043	$13,527,413
T-Mobile U.S. Inc.	40,628	8,491,658
Toast Inc., Class A(a)(b)	35,672	1,219,626
Tractor Supply Co.	42,654	2,336,586
Trade Desk Inc. (The), Class A(a)	34,474	1,363,791
Tradeweb Markets Inc., Class A	9,544	1,038,960
Trane Technologies PLC	17,739	7,476,634
TransDigm Group Inc.	4,356	5,924,901
TransUnion	14,749	1,254,402
Travelers Companies Inc. (The)	18,095	5,299,302
Trimble Inc.(a)	19,362	1,576,454
Truist Financial Corp.	103,195	4,798,568
Twilio Inc., Class A(a)	12,897	1,672,612
Tyler Technologies Inc.(a)	3,412	1,602,343
Tyson Foods Inc., Class A	22,584	1,311,001
U.S. Bancorp	122,870	6,026,773
Uber Technologies Inc.(a)	157,904	13,822,916
UDR Inc.	23,743	864,720
Ulta Beauty Inc.(a)	3,807	2,051,326
Union Pacific Corp.	47,520	11,016,562
United Airlines Holdings Inc.(a)	6,658	678,850
United Parcel Service Inc., Class B	58,341	5,588,484
United Rentals Inc.	5,191	4,231,599
United Therapeutics Corp.(a)	3,447	1,675,242
UnitedHealth Group Inc.	72,441	23,888,869
Universal Health Services Inc., Class B	4,672	1,138,239
Valero Energy Corp.	25,673	4,537,959
Veeva Systems Inc., Class A(a)(b)	11,907	2,861,133
Ventas Inc.	34,917	2,815,358
Veralto Corp.	19,366	1,960,227
VeriSign Inc.	7,576	1,909,076
Verisk Analytics Inc., Class A	11,000	2,475,770
Verizon Communications Inc.	332,797	13,681,285
Vertex Pharmaceuticals Inc.(a)	20,457	8,870,360
Vertiv Holdings Co., Class A	28,668	5,152,500
VICI Properties Inc., Class A	82,690	2,383,126
Visa Inc., Class A	135,082	45,176,824
Vistra Corp.	26,876	4,807,041
Vulcan Materials Co.	10,471	3,112,400
W R Berkley Corp.	24,576	1,909,309
Walmart Inc.	350,095	38,688,998
Walt Disney Co. (The)	143,314	14,972,014
Warner Bros Discovery Inc.(a)	181,502	4,356,048
Waste Connections Inc.(b)	20,656	3,646,817
Waste Management Inc.	31,714	6,909,529
Waters Corp.(a)	4,551	1,835,964
Watsco Inc.	2,765	957,796
WEC Energy Group Inc.	25,365	2,842,656
Wells Fargo & Co.	254,718	21,867,540
Welltower Inc.	53,218	11,081,052
West Pharmaceutical Services Inc.	5,896	1,634,666
Western Digital Corp.	27,580	4,504,641
Westinghouse Air Brake Technologies Corp.	13,530	2,821,682
Weyerhaeuser Co.	57,009	1,266,170
Williams Companies Inc. (The)	97,094	5,915,937
Williams-Sonoma Inc.	9,516	1,712,975
Willis Towers Watson PLC	7,752	2,488,392
Workday Inc., Class A(a)	17,042	3,674,596
WP Carey Inc.	16,685	1,124,068
WW Grainger Inc.	3,609	3,423,606
Xcel Energy Inc.	45,344	3,723,196
Xylem Inc./New York	19,371	2,724,919

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Yum! Brands Inc.	21,994	$3,369,701
Zebra Technologies Corp., Class A(a)	4,079	1,030,967
Zillow Group Inc., Class C, NVS(a)	13,410	997,436
Zimmer Biomet Holdings Inc.	16,718	1,630,339
Zoetis Inc.	35,858	4,596,278
Zoom Video Communications Inc., Class A(a)	20,532	1,744,399
Zscaler Inc.(a)	7,894	1,985,341
		4,744,901,539
Total Common Stocks — 99.6% (Cost: $4,748,994,321)		6,544,075,122
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,400	415,215
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	8,616	448,044
Henkel AG & Co. KGaA, Preference Shares, NVS	13,234	1,067,423
Porsche Automobil Holding SE, Preference Shares, NVS	11,494	495,688
Sartorius AG, Preference Shares, NVS	2,018	588,575
Volkswagen AG, Preference Shares, NVS	15,621	1,785,735
		4,800,680
Total Preferred Stocks — 0.1% (Cost: $5,942,538)		4,800,680
Warrants
Canada — 0.0%
Constellation Software, Inc., ((Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(b)(e)	989	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $4,754,936,859)		6,548,875,802
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(f)(g)	30,867,988	$30,883,422
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(f)	9,630,000	9,630,000
Total Short-Term Securities — 0.6% (Cost: $40,513,422)		40,513,422
Total Investments — 100.3% (Cost: $4,795,450,281)		6,589,389,224
Liabilities in Excess of Other Assets — (0.3)%		(16,740,240)
Net Assets — 100.0%		$6,572,648,984

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,133,839	$—	$(12,249,089)(a)	$570	$(1,898)	$30,883,422	30,867,988	$28,991 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,540,000	7,090,000 (a)	—	—	—	9,630,000	9,630,000	71,625	—
BlackRock Inc.	11,872,166	1,557,557	(200,907)	104,850	(1,092,824)	12,240,842	11,688	55,737	—
				$105,420	$(1,094,722)	$52,754,264		$156,353	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI World ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	7	12/11/25	$1,517	$84,779
E-Mini S&P 500 Index	51	12/19/25	17,492	379,816
Euro STOXX 50 Index	37	12/19/25	2,436	58,194
FTSE 100 Index	15	12/19/25	1,935	55,378
				$578,167
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,992,485,603	$1,551,589,519	$—	$6,544,075,122
Preferred Stocks	—	4,800,680	—	4,800,680
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	40,513,422	—	—	40,513,422
	$5,032,999,025	$1,556,390,199	$—	$6,589,389,224
Derivative Financial Instruments(a)
Assets
Equity Contracts	$438,010	$140,157	$—	$578,167

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust